Provision for post-employment benefits - Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£) yr
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years) | yr	11.8
Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 67.2
Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	58.4
Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	58.3
Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	59.1
Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	56.6
Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 276.6
North America [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years) | yr	8.5
North America [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 36.3
North America [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	34.3
North America [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	33.7
North America [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	33.6
North America [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	30.4
North America [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 131.0
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years) | yr	14.2
United Kingdom [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 16.4
United Kingdom [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.9
United Kingdom [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.8
United Kingdom [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.7
United Kingdom [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.9
United Kingdom [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 66.1
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years) | yr	15.7
Western Continental Europe [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 9.3
Western Continental Europe [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	8.6
Western Continental Europe [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	8.6
Western Continental Europe [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	9.1
Western Continental Europe [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	9.4
Western Continental Europe [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 52.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years) | yr	8.2
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 5.1
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	2.5
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.1
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.9
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 26.6